Long-Term Debt	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Long - Term Debt

 Note 18 | Long-term debt

	Rate of Interest (%)	Maturity	2023	2022
Senior notes [1]
	1.900	May 13, 2023	‐	500
	5.900	November 7, 2024	500	500
	3.000	April 1, 2025	500	500
	5.950	November 7, 2025	500	500
	4.000	December 15, 2026	500	500
	4.900	March 27, 2028	750	‐
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	500
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	212	212
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	401	401
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	489	489
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	500
	5.800	March 27, 2053	750	‐
Debentures [1]	7.800	February 1, 2027	120	120
Other credit facilities [2]	Various	Various	42	165
Other long-term debt	n/a	Various	‐	7
			9,214	8,344
Add net unamortized fair value adjustments			294	310
Less net unamortized debt issue costs			(83)	(72)
			9,425	8,582
Less current maturities			(512)	(542)
			8,913	8,040

1  Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.

2  Other credit facilities are unsecured and consist of South America facilities with debt of $40 (2022 – $162) and an interest rate of 2.3 percent and other facilities with debt of $2 (2022 – $3) and an interest rate of 4.0 percent.

We are subject to certain customary covenants including limitation on liens, merger and change of control covenants, and customary events of default. As calculated in Note 24, we were in compliance with these covenants as at December 31, 2023.

The following is a summary of changes in liabilities arising from financing activities:

	Short-Term	Long-Term	Lease
	Debt	Debt	Liabilities	Total
Balance – December 31, 2022	2,142	8,582	1,204	11,928
Cash flows (cash inflows and outflows presented on a net basis)	(458)	832	(375)	(1)
Additions and other adjustments to ROU liabilities	‐	‐	492	492
Foreign currency translation and other non-cash changes	131	11	5	147
Balance – December 31, 2023	1,815	9,425	1,326	12,566
Balance – December 31, 2021	1,560	8,066	1,220	10,846
Cash flows (cash inflows and outflows presented on a net basis)	529	475	(341)	663
Additions and other adjustments to ROU liabilities	‐	‐	334	334
Foreign currency translation and other non-cash changes	53	41	(9)	85
Balance – December 31, 2022	2,142	8,582	1,204	11,928